Basic and Diluted Loss per Share (Tables)	9 Months Ended
Sep. 30, 2021
Earnings Per Share [Abstract]
Summary Of Earnings Per Share Basic And Diluted

	Three months ended September 30, 2021	(Restated- Note 4) Three months ended September 30, 2020	Nine months ended September 30, 2021	(Restated- Note 4) Nine months ended September 30, 2020
Net loss attributable to common shareholders	$(1,337)	$(7,211)	$(11,570)	$(18,051)

Weighted average common shares outstanding:
Basic and diluted	77,082,852	70,178,428	72,727,721	70,075,828

Net loss per share attributable to common shareholders:
Basic and diluted	$(0.02)	$(0.10)	$(0.16)	$(0.26)

Employee stock options, warrants and restricted share units excluded from the computation of diluted per share amounts as their effect would be a n tidilutive	1,967,411	1,612,695	2,023,697	1,641,031